united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Stephanie Shearer, Gemini Fund Services, LLC.

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 12/31

Date of reporting period: 6/30/17

Item 1. Reports to Stockholders.

Semi-Annual Report
June 30, 2017

1-877-7PWRINC
1-877-779-7462

www.powerincomefund.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

Power Dividend Index VIT Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2017

The Fund’s performance figures* for the periods ended June 30, 2017, compared to its benchmark:

			Annualized	Annualized	Annualized
	Six Month	One Year	Five Year	Ten Year	Since Inception (a)
Power Dividend Index Fund - Class 1	2.51%	2.57%	5.66%	4.38%	4.31%
Bloomberg Barclays U.S. Aggregate Bond Index (b,c)	2.27%	(0.31)%	2.21%	4.48%	4.30%
S&P 500 Index (d)	8.24%	15.46%	12.21%	4.89%	4.93%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual operating expenses as stated in the fee table of the Fund’s Class 1 and Class 2 prospectus dated March 17, 2017 is 1.78% and 2.03% for Class 1, and Class 2 shares, respectively. the Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until April 30, 2019, to ensure that Total Annual Fund Operating Expenses After Expense Waiver and Reimbursements (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation, will not exceed 1.25% and 2.50% of the Fund’s average daily net assets for Class 1 and Class 2 shares, respectively. As of June 30, 2017 Class 2 shares have not commenced operations. For performance information current to the most recent month-end, please call 1-877-779-7462.

(a)	Inception date is May 1, 2007.

(b)	The Bloomberg Barclays US Aggregate Bond Index is a widely accepted, unmanaged index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities, and asset-backed securities. Index returns assume reinvestment of dividends. Unlike the Fund’s returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index. This index is also referred to as Barclays Capital US Aggregate Bond Index.

(c)	The Fund has replaced the Bloomberg Barclays US Aggregate Bond Index with the S&P 500 Total Return Index as the Fund’s primary benchmark because it believes the new benchmark is more representative of the Fund’s investment strategy.

(d)	The S&P 500 Index is an unmanaged markey capitalization-weighted index which is comprised of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of June 30, 2017

Holdings By Industry Group	% of Net Assets
Pharmaceuticals	10.4%
Electric	9.9%
Chemicals	8.3%
Telecommunications	7.9%
Diversified Financial Services	6.4%
Oil & Gas	6.2%
Computers	5.9%
Pipelines	4.4%
Auto Manufacturers	4.2%
Miscellaneous Manufacturing	4.1%
Other Industries	31.9%
Other Assets Less Liabilities	0.4%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Power Momentum Index VIT Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2017

The Fund’s performance figures* for the periods ended June 30, 2017, compared to its benchmark:

			Annualized	Annualized	Annualized
	Six Months	One Year	Five Year	Ten Year	Since Inception (a)
Power Momentum Index Fund - Class 1	8.45%	15.19%	12.31%	5.67%	5.55%
S&P 500 Index (b)	8.24%	15.46%	12.21%	4.89%	4.93%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual operating expenses as stated in the fee table of the Fund’s Class 1, and Class 2 prospectus dated March 17, 2017 is 1.58% and 1.83% for Class 1 and Class 2 shares, respectively. the Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until April 30, 2019, to ensure that Total Annual Fund Operating Expenses After Expense Waiver and Reimbursements (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation, will not exceed 1.25% and 2.50% of the Fund’s average daily net assets for Class 1 and Class 2 shares, respectively. As of June 30, 2017 Class 2 shares have not commenced operations. For performance information current to the most recent month-end, please call 1-877-779-7462.

(a)	Inception date is May 1, 2007

(b)	The S&P 500 Index is an unmanaged markey capitalization-weighted index which is comprised of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of June 30, 2017

Holdings By Industry Group/Investment Type	% of Net Assets
Exchange Traded Funds - Debt	25.3%
Electric	9.6%
Healthcare Products	6.1%
Chemicals	5.8%
Commercial Services	4.5%
Electronics	4.1%
Beverages	4.1%
Internet	4.1%
Miscellaneous Manufacturing	4.0%
Software	4.0%
Other Industries	28.5%
Liabilities in Excess of Other Assets	(0.1)%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Power Dividend Index VIT Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2017

Shares		Value
	COMMON STOCK - 98.6%
	AGRICULTURE - 4.0%
4,415	Altria Group, Inc.	$328,785
2,780	Philip Morris International, Inc.	326,511
		655,296
	AUTO MANUFACTURERS - 4.2%
30,145	Ford Motor Co.	337,323
9,790	General Motors Co.	341,965
		679,288
	BEVERAGES - 2.0%
7,423	Coca-Cola Co.	332,922

	CHEMICALS - 8.3%
12,622	CF Industries Holdings, Inc.	352,911
5,226	Dow Chemical Co.	329,604
4,145	LyondellBasell Industries	349,797
14,561	Mosaic Co.	332,428
		1,364,740
	COMPUTERS - 5.9%
19,026	HP, Inc.	332,574
2,175	International Business Machines Corp.	334,580
7,887	Seagate Technology PLC	305,621
		972,775
	COSMETICS/PERSONAL CARE - 2.0%
3,771	Procter & Gamble Co.	328,643

	DIVERSIFIED FINANCIAL SERVICES - 6.4%
9,822	Invesco Ltd.	345,636
21,749	Navient Corp.	362,121
4,586	T. Rowe Price Group, Inc.	340,327
		1,048,084
	ELECTRIC - 9.9%
3,892	Duke Energy Corp.	325,332
4,206	Entergy Corp.	322,895
11,470	FirstEnergy Corp.	334,465
8,542	PPL Corp.	330,234
6,567	Southern Co.	314,428
		1,627,354
	ELECTRICAL COMPONENTS & EQUIPMENT - 2.0%
5,511	Emerson Electric Co.	328,566

	ELECTRONICS - 2.0%
6,480	Garmin Ltd.	330,674

	FOREST PRODUCTS & PAPER - 2.1%
6,132	International Paper Co.	347,133

	HOUSEHOLD PRODUCTS/WARES - 2.1%
2,600	Kimberly-Clark Corp.	335,686

	INSURANCE - 2.0%
5,722	Arthur J Gallagher & Co.	327,584

	MACHINERY - CONSTRUCTION & MINING - 2.1%
3,122	Caterpillar, Inc.	335,490

	MISCELLANEOUS MANUFACTURING - 4.1%
4,391	Eaton Corp. PLC	341,752
11,924	General Electric Co.	322,067
		663,819
	OFFICE/BUSINESS EQUIPMENT - 2.1%
12,077	Xerox Corp.	346,972

Power Dividend Index VIT Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2017

Shares		Value
	COMMON STOCK - 98.6%(Continued)
	OIL & GAS - 6.2%
3,167	Chevron Corp.	$330,413
5,576	Occidental Petroleum Corp.	333,835
5,154	Valero Energy Corp.	347,689
		1,011,937
	PHARMACEUTICALS - 10.4%
4,818	AbbVie, Inc.	349,353
4,123	Eli Lilly & Co.	339,323
2,550	Johnson & Johnson	337,340
5,234	Merck & Co., Inc.	335,447
10,217	Pfizer, Inc.	343,189
		1,704,652
	PIPELINES - 4.4%
6,911	ONEOK, Inc.	360,478
11,635	Williams Cos., Inc.	352,308
		712,786
	RETAIL - 2.2%
36,291	Staples, Inc.	365,450

	SAVINGS & LOANS - 2.1%
19,131	People’s United Financial, Inc.	337,853

	TELECOMMUNICATIONS - 7.9%
8,638	AT&T, Inc.	325,912
13,046	CenturyLink, Inc.	311,538
10,721	Cisco Systems, Inc.	335,567
7,202	Verizon Communications, Inc.	321,641
		1,294,658
	TOYS/GAMES/HOBBIES - 2.1%
16,178	Mattel, Inc.	348,312

	TRANSPORTATION - 2.1%
3,115	United Parcel Services, Inc.	344,488

	TOTAL COMMON STOCK (Cost - $16,582,796)	16,145,162

	SHORT-TERM INVESTMENTS - 1.0%
	MONEY MARKET FUNDS - 1.0%
161,389	Federated Institutional Prime Obligations Fund - Institutional Class, 1.10% *	161,437
	TOTAL SHORT-TERM INVESTMENTS (Cost - $161,457)	161,437

	TOTAL INVESTMENTS - 99.6% (Cost - $16,744,253) (a)	$16,306,599
	OTHER ASSETS LESS LIABILITIES - 0.4%	66,891
	NET ASSETS - 100.0%	$16,373,490

PLC - Public Limited Company

*	Money market fund; interest rate reflects effective yield on June 30, 2017.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $16,935,786 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$316,838
Unrealized depreciation	(946,025)
Net unrealized depreciation	$(629,187)

Power Momentum Index VIT Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2017

Shares		Value
	COMMON STOCK - 72.3%
	AEROSPACE/DEFENSE - 4.0%
14,701	Rockwell Collins, Inc.	$1,544,781
12,860	United Technologies Corp.	1,570,335
		3,115,116
	AGRICULTURE - 2.0%
23,599	Renyolds American, Inc.	1,534,879

	BEVERAGES - 4.1%
34,260	Coca-Cola Co.	1,536,561
8,585	Constellation Brands, Inc.	1,663,172
		3,199,733
	CHEMICALS - 5.8%
14,367	Albemarle Corp.	1,516,293
20,621	FMC Corp.	1,506,364
11,578	Praxair, Inc.	1,534,664
		4,557,321
	COMMERCIAL SERVICES - 4.5%
11,717	Ecolab, Inc.	1,555,432
29,092	PayPal Holdings, Inc. *	1,561,368
3,101	S&P Global, Inc.	452,715
		3,569,515
	COSMETICS/ PERSONAL CARE - 2.0%
16,043	Estee Lauder Cos., Inc.	1,539,807

	DIVERSIFIED FINANCIAL SERVICES - 0.6%
5,024	CBOE Holdings, Inc.	459,194

	ELECTRIC - 9.6%
21,565	American Electric Power Co., Inc.	1,498,120
14,169	DTE Energy Co.	1,498,938
10,976	NextEra Energy, Inc.	1,538,067
39,338	PPL Corp.	1,520,807
32,592	Xcel Energy, Inc.	1,495,321
		7,551,253
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.9%
24,949	AMETEK, Inc.	1,511,161

	ELECTRONICS - 4.1%
2,628	Mettler-Toledo International, Inc.	1,546,683
24,519	PerkinElmer, Inc.	1,670,725
		3,217,408
	HEALTHCARE-PRODUCTS - 6.1%
26,465	Baxter International, Inc.	1,602,191
1,720	Intuitive Surgical, Inc.	1,608,836
15,159	Varian Medical Systems, Inc.	1,564,257
		4,775,284
	INSURANCE - 1.7%
3,407	Aon PLC	452,961
10,251	Progressive Corp.	451,966
3,110	Willis Towers Watson PLC	452,381
		1,357,308
	INTERNET - 4.1%
1,623	Amazon.com, Inc.	1,571,064
10,885	Expedia, Inc.	1,621,321
		3,192,385
	LODGING - 4.0%
15,109	Marriott International, Inc.	1,515,584
12,053	Wynn Resorts Ltd.	1,616,548
		3,132,132
	MISCELLANEOUS MANUFACTURING - 4.0%
7,462	3M Co.	1,553,514
17,672	Ingersoll-Rand PLC	1,615,044
		3,168,558
	PACKAGING & CONTAINERS - 2.1%
38,795	Ball Corp.	1,637,537

Power Momentum Index VIT Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2017

Shares		Value
	COMMON STOCK - 72.3%(Continued)
	RETAIL - 3.9%
10,208	McDonald’s Corp.	$1,563,457
19,799	Wal-Mart Stores, Inc.	1,498,388
		3,061,845
	SEMICONDUCTORS - 3.8%
36,248	Applied Materials, Inc.	1,497,405
10,334	Lam Research Corp.	1,461,538
		2,958,943
	SOFTWARE - 4.0%
26,427	Activision Blizzard, Inc.	1,521,402
11,434	Adobe Systems, Inc. *	1,617,225
		3,138,627

	TOTAL COMMON STOCK (Cost - $56,355,322)	56,678,006

	EXCHANGED TRADED FUND - 25.3%
	DEBT FUND - 25.3%
235,104	iShares 1-3 Year Treasury Bond ETF	19,863,937
	TOTAL EXCHANGE TRADED FUNDS (Cost - $19,870,215)

	SHORT-TERM INVESTMENT - 2.5%
	MONEY MARKET FUND - 2.5%
1,939,477	Federated Institutional Prime Obligations Fund - Institutional Class, 1.10% **	1,940,059
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,940,215)

	TOTAL INVESTMENTS - 100.1% (Cost - $78,165,752) (a)	$78,482,002
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(84,879)
	NET ASSETS - 100.0%	$78,397,123

PLC - Public Limited Company

*	Non-income producing security

**	Money market fund; interest rate reflects effective yield on June 30, 2017.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $78,399,101 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$1,522,234
Unrealized depreciation	(1,439,333)
Net unrealized appreciation	$82,901

Power VIT Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2017

	Power Dividend	Power Momentum
	Index VIT Fund	Index VIT Fund
ASSETS
Investment securities:
At cost	$16,744,253	$78,165,752
At value	$16,306,599	$78,482,002
Cash	—	6,925
Dividends and interest receivable	42,675	43,113
Receivable for securities sold	—	2,278,948
Prepaid expenses and other assets	46,268	1,366
TOTAL ASSETS	16,395,542	80,812,354

LIABILITIES
Payable to related parties	7,842	62,801
Distribution (12b-1) fees payable	3,356	16,269
Investment advisory fees payable	2,257	46,979
Domestic dividend income	1,159	—
Payable for Fund shares repurchased	1,024	840
Payable for investments purchased	—	2,278,963
Accrued expenses and other liabilities	6,414	9,379
TOTAL LIABILITIES	22,052	2,415,231
NET ASSETS	$16,373,490	$78,397,123

COMPOSITION OF NET ASSETS:
Paid in capital	$17,413,859	$67,592,173
Undistributed net investment income	139,879	1,555,587
Accumulated net realized gain (loss) from security transactions	(742,594)	8,933,113
Net unrealized appreciation (depreciation) of investments	(437,654)	316,250
NET ASSETS	$16,373,490	$78,397,123

NET ASSET VALUE PER SHARE:
Class 1 Shares:
Net Assets	$16,373,490	$78,397,123
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,018,800	2,535,153
Net asset value (Net Assets ÷ Shares Outstanding), offering and redemption price per share	$16.07	$30.92

See accompanying notes to financial statements.

Power VIT Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2017

	Power Dividend	Power Momentum
	Index VIT Fund	Index VIT Fund
INVESTMENT INCOME
Dividends	$232,478	$1,007,309
Interest	824	5,267
TOTAL INVESTMENT INCOME	233,302	1,012,576

EXPENSES
Investment advisory fees	50,233	254,506
Distribution (12b-1) fees	19,320	97,887
Legal fees	13,570	18,990
Administration fees	11,150	106,145
Compliance officer fees	6,744	9,432
Printing and postage expenses	6,081	5,143
Trustees’ fees and expenses	4,175	5,583
Accounting services fees	3,659	4,863
Audit fees	3,531	12,235
Custodian fees	3,304	3,926
Transfer agent fees	399	399
Insurance expense	109	1,541
Other expenses	401	619
TOTAL EXPENSES	122,676	521,269
Less: Fees waived by the Advisor	(26,027)	(30,821)
NET EXPENSES	96,649	490,448

NET INVESTMENT INCOME	136,653	522,128

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from security transactions	699,701	9,114,989
Net change in unrealized depreciation on investments	(456,661)	(3,260,451)
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	243,040	5,854,538
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$379,693	$6,376,666

See accompanying notes to financial statements.

Power Dividend Index VIT Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	June 30, 2017	Year Ended
	(Unaudited)	December 31, 2016
FROM OPERATIONS
Net investment income	$136,653	$296,221
Net realized gain (loss) from security transactions	699,701	(1,171,439)
Distributions of realized gains from underlying investment companies	—	3,464
Net change in unrealized appreciation (depreciation) on investments	(456,661)	953,380
Net increase in net assets resulting from operations	379,693	81,626

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Class 1	(147,662)	(145,333)
Net decrease in net assets resulting from distributions to shareholders	(147,662)	(145,333)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class 1	2,466,270	467,703
Net asset value of shares issued in reinvestment of distributions
Class 1	147,662	145,333
Payments for shares redeemed
Class 1	(1,515,887)	(2,577,701)
Net increase (decrease) in net assets resulting from shares of beneficial interest	1,098,045	(1,964,665)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,330,076	(2,028,372)

NET ASSETS
Beginning of Period	15,043,414	17,071,786
End of Period *	$16,373,490	$15,043,414
*Includes undistributed net investment income of:	$139,879	$150,888

SHARE ACTIVITY
Class 1:
Shares Sold	152,640	29,468
Shares Reinvested	9,197	9,178
Shares Redeemed	(93,772)	(164,524)
Net increase (decrease) in shares of beneficial interest outstanding	68,065	(125,878)

See accompanying notes to financial statements.

Power Momentum Index VIT Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	June 30, 2017	Year Ended
	(Unaudited)	December 31, 2016
FROM OPERATIONS
Net investment income	$522,128	$1,033,598
Net realized gain from security transactions	9,114,989	273,610
Net change in unrealized appreciation (depreciation) on investments	(3,260,451)	2,612,480
Net increase in net assets resulting from operations	6,376,666	3,919,688

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Class 1	—	(215,565)
Net decrease in net assets resulting from distributions to shareholders	—	(215,565)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class 1	589,736	202,677
Net asset value of shares issued in reinvestment of distributions
Class 1	—	215,565
Payments for shares redeemed
Class 1	(5,685,491)	(8,953,990)
Net decrease in net assets resulting from shares of beneficial interest	(5,095,755)	(8,535,748)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,280,911	(4,831,625)

NET ASSETS
Beginning of Period	77,116,212	81,947,837
End of Period *	$78,397,123	$77,116,212
*Includes undistributed net investment income of:	$1,555,587	$1,033,459

SHARE ACTIVITY
Class 1:
Shares Sold	19,608	7,503
Shares Reinvested	—	7,902
Shares Redeemed	(189,315)	(331,414)
Net decrease in shares of beneficial interest outstanding	(169,707)	(316,009)

See accompanying notes to financial statements.

Power Dividend Index VIT Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	June 30,		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	2017		December 31,		December 31,		December 31,		December 31,	December 31,
	(Unaudited)		2016		2015		2014		2013	2012
Net asset value, beginning of period	$15.82		$15.86		$20.52		$20.75		$17.46	$15.98
Activity from investment operations:
Net investment income (1)	0.14		0.29		0.28		0.29		0.15	0.19
Net realized and unrealized gain (loss) on investments	0.26		(0.18)		(1.16)		1.14		3.30	1.50
Total from investment operations	0.40		0.11		(0.88)		1.43		3.45	1.69
Less distributions from:
Net investment income	(0.15)		(0.15)		(0.39)		(0.37)		(0.16)	(0.21)
Net realized gains	—		—		(3.39)		(1.29)		—	—
Total distributions	(0.15)		(0.15)		(3.78)		(1.66)		(0.16)	(0.21)

Net asset value, end of period	$16.07		$15.82		$15.86		$20.52		$20.75	$17.46
Total return (2)	2.51	% (3)	0.67%		(3.94)%		6.94%		19.80%	10.60%
Net assets, at end of period (000s)	$16,373		$15,043		$17,072		$20,075		$20,444	$19,143
Ratio of net expenses to average net assets	1.25	% (4,5)	1.25	% (4)	1.25	% (4)	1.25	% (4)	1.25%	1.25%
Ratio of expenses to average net assets	1.59	% (4,5)	1.41	% (4)	1.64	% (4)	1.33	% (4)	1.35%	1.40%
Ratio of net investment income to average net assets before waivers	1.43	% (5,6)	1.71	% (6)	1.05	% (6)	1.26	% (6)	0.68%	0.98%
Ratio of net investment income to average net assets after waivers	1.77	% (5,6)	1.87	% (6)	1.44	% (6)	1.35	% (6)	0.78%	1.13%
Portfolio Turnover Rate	144	% (3)	166%		106%		186%		106%	77%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions. Had the Advisor not absorbed a portion of the expenses, total returns would have been lower.

(3)	Not annualized.

(4)	Does not include the expenses of the investment companies in which the Portfolio invests.

(5)	Annualized.

(6)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

Power Momentum Index VIT Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	June 30,		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	2017		December 31,		December 31,		December 31,		December 31,	December 31,
	(Unaudited)		2016		2015		2014		2013	2012
Net asset value, beginning of period	$28.51		$27.13		$34.78		$32.32		$23.94	$20.60
Activity from investment operations:
Net investment income (1)	0.20		0.36		0.08		0.19		0.12	0.22
Net realized and unrealized gain (loss) on investments	2.21		1.10		(0.89)		2.41		8.52	3.23
Total from investment operations	2.41		1.46		(0.81)		2.60		8.64	3.45
Less distributions from:
Net investment income	—		(0.08)		(0.22)		(0.14)		(0.26)	(0.11)
Net realized gains	—		—		(6.62)		—		—	—
Total distributions	—		(0.08)		(6.84)		(0.14)		(0.26)	(0.11)
Net asset value, end of period	$30.92		$28.51		$27.13		$34.78		$32.32	$23.94
Total return (2)	8.45	% (3)	5.39%		(1.05)%		8.05%		36.18%	16.76%
Net assets, at end of period	$78,397		$77,116		$81,948		$96,129		$98,208	$80,267
Ratio of net expenses to average net assets	1.25	% (4.5)	1.21	% (4)	1.24	% (4)	1.17	% (4)	1.17%	1.19%
Ratio of expenses to average net assets	1.33	% (4.5)	1.21	% (4)	1.24	% (4)	1.17	% (4)	1.17%	1.19%
Ratio of net investment income to average net assets before waivers	1.25	% (5,6)	1.33	% (6)	0.24	% (6)	0.56	% (6)	0.42%	0.97%
Ratio of net investment income to average net assets after waivers	1.33	% (5,6)	1.33	% (6)	0.24	% (6)	0.56	% (6)	0.42%	0.97%
Portfolio Turnover Rate	294	% (3)	141%		107%		234%		125%	122%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions. Had the Advisor not absorbed a portion of the expenses, total returns would have been lower.

(3)	Not annualized.

(4)	Does not include the expenses of the investment companies in which the Portfolio invests.

(5)	Annualized.

(6)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

Power VIT Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2017

1.	ORGANIZATION

The Power Dividend Index VIT Fund (formerly known as the JNF SSgA Tactical Allocation Portfolio, which was formerly known as the JNF Balanced Portfolio) and the Power Momentum Index VIT Fund (formerly known as the JNF SSgA Sector Rotation Portfolio, which was formerly known as the JNF Equity Portfolio), each a “Fund” and collectively, the “Funds”) are each a diversified series of shares of beneficial interest of the Northern Lights Variable Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds are intended to be funding vehicles for variable annuity contracts and flexible premium variable life insurance policies offered by the separate accounts of various insurance companies, including Jefferson National Life Insurance Company. The Trust offers shares to affiliated and unaffiliated life insurance company separate accounts (registered as unit investment trusts under the 1940 Act) to fund the benefits under variable annuity and variable life insurance contracts. Jefferson National Life Insurance Company separate accounts own approximately 100% of the shares offered by each Portfolio.

Effective February 11, 2017, the JNF Tactical Allocation and JNF SSgA Sector Rotation Portfolios (i) revised their investment objective, (ii) changed names to the Power Dividend Index VIT Fund and Power Momentum Index VIT Fund, respectively, (iii) changed certain principal investment strategies, (iv) are or will be subject to certain additional or different principal investment risks, (v) employed a new investment adviser and discontinued use of the sub-adviser, (vi) added a new share class (vii) implemented a new management fee, approved by shareholders on April 21, 2017, and (viii) adopted an 80% index-related investment policy.

The Funds currently offer two classes of shares: Class 1 shares and Class 2 shares. Class 1 and 2 shares are offered at net asset value. Each class of shares of the Funds have identical rights and privileges except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Funds’ share classes differ in the fees and expenses charged to shareholders. The Funds, income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. As of June 30, 2017 Class 2 shares of each fund have not commenced operations.

The investment objective of each Portfolio is as follows:

Portfolio	Objective
Power Dividend Index VIT Fund	The primary investment objective is total return from income and capital appreciation. Capital preservation as a secondary objective of the fund.

Power Momentum Index VIT Fund	Capital growth and income.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities and other assets held by the Funds listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). When the market for these securities is considered active, they will be classified within Level 1 of the fair value hierarchy. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the primary

Power VIT Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2017

exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

If market quotations are not readily available or are determined to be unreliable, securities will be valued using the “fair value” procedures approved by the Board. The Board will review the fair value method in use for securities requiring a fair value determination at least quarterly. The Fair Value Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process. As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Portfolio’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their fair values (generally the last reported sale price) and all other securities and assets at their fair value based upon methods established by the board of directors of the Underlying Funds.

Power VIT Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2017

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by a Portfolio will not change.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset, or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2017, for the Funds’ investments measured at fair value:

Power Dividend Index VIT Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$16,145,162	$—	$—	$16,145,162
Money Market Fund	161,437	—	—	161,437
Total	$16,306,599	$—	$—	$16,306,599

Power Momentum Index VIT Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$56,678,006	$—	$—	$56,678,006
Exchange Traded Funds	19,863,937	—	—	$19,863,937
Money Market Fund	1,940,059	—	—	1,940,059
Total	$78,482,002	$—	$—	$78,482,002

The Funds did not hold any Level 2 or Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the period. It is the Funds’ policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

*	Refer to the Portfolios of Investments for classification by asset class.

Power VIT Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2017

Security Transactions and Related Income – Security transactions are recorded on trade date. Interest income is recognized on an accrual basis using the effective interest method. Discounts are accreted and premiums are amortized on securities purchased over the term of the respective securities. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of cost of investment or as a realized gain, respectively. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Dividends and Distributions to Shareholders – The following table summarizes each Portfolio’s investment income and capital gain declaration policy:

Portfolio	Income Dividends	Capital Gains
Power Dividend Index VIT Fund	Quarterly	Annually
Power Momentum Index VIT Fund	Annually	Annually

Each Fund records dividends and distributions to its shareholders on the ex-dividend date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Portfolio.

Federal Income Tax – It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open 2014 – 2016 tax years, or expected to be taken in the Funds’ 2017 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and Nebraska. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses – Expenses of the Trust that are directly identifiable to a specific portfolio are charged to that portfolio. Expenses, which are not readily identifiable to a specific portfolio, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Power VIT Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2017

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2017, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to the following:

Fund	Purchases	Sales
Power Dividend Index VIT Fund	$23,425,510	$22,071,353
Power Momentum Index VIT Fund	228,070,000	234,643,603

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

As of February 21, 2017, W.E. Donoghue & Co., LLC. serves as the Funds’ investment advisor (the “Advisor”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Fund (the “Advisory Agreement”), under the oversight of the Board, the Advisor supervises the performance of the daily operations of the Funds and the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets.

For the period prior to February 21, 2017, JNF Advisors, Inc. served as the Funds’ investment advisor, and SSgA Funds Management, Inc. (“SSgA FM”) served as the sub-advisor. As compensation for its services and the related expenses borne by the investment advisor, each Fund paid the investment advisor a management fee, computed on average daily net assets and accrued daily and paid monthly, at an annual rate of 0.65% for the JNF SSgA Sector Rotation Portfolio and JNF SSgA Tactical Allocation Portfolio. Pursuant to a sub-advisory agreement with the sub-advisor, the investment advisor, paid a sub-advisory fee to the sub-advisor.

For the six-months ended June 30, 2017, earned advisory fees for the Funds were as follows:

	Advisory Fees	Advisory Fees	Total Advisory
Fund	W.E. Donoghue	JNF Advisors	Fees
Power Dividend Index VIT Fund	$39,616	$10,617	$50,233
Power Momentum Index VIT Fund	$198,068	$56,438	$254,506

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until April 30, 2019, to ensure that Total Annual Fund Operating Expenses After Expense Waiver and Reimbursements (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation do not exceed 1.25% and 2.50% of the Funds, average daily net assets for Class 1 and Class 2 shares, respectively.

During the six months ended June 30, 2017, the Advisor waived fees/reimbursed expenses for the Funds as follows:

Fund	Fees Waived by the Advisor
Power Dividend Index VIT Fund	$26,027
Power Momentum Index VIT Fund	$30,821

Power VIT Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2017

If the Advisor waives any fee or reimburses any expenses and any operating expenses are subsequently lower than their respective expense limitation, the Advisor shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund’s operating expenses to exceed the expense limitation. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). No amounts will be paid to the Advisor in any fiscal quarter unless the Board determines that reimbursement is in the best interests of the relevant Fund and its shareholders.

As of June 30, 2017, the Advisor has no prior waived expenses subject to recapture for either Fund; and there were no prior waived expenses with respect to the prior investment advisor subject to recapture.

Distributor – As of February 21, 2017, the distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plans”), as amended, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to pay for certain distribution activities and shareholder services. Under the Plans, the Funds may pay 0.25% and 0.50% per year of the average daily net assets of Class 1 and Class 2 shares, respectively.

For the six-months ended June 30, 2017, the Funds incurred distribution fees for Class 1 shares of the Power Dividend Index VIT Fund and the Power Momentum Index VIT Fund under the Plans as follows:

	12b-1 fees paid to
	Northern Lights	12b-1 fees paid to	Total 12b-1 fees
Fund	Distributors	Jefferson National	Paid
Power Dividend Index VIT Fund	$13,219	$6,101	$19,320
Power Momentum Index VIT Fund	$66,124	$31,763	$97,887

As of June 30, 2017 Class 2 shares of each of the Funds have not commenced operations.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”),

GFS, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to a servicing agreement with GFS, each Portfolio pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Portfolio. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Portfolios for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Portfolios.

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Portfolios on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Portfolios.

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the years ended December 31, 2016 and December 31, 2015 was as follows:

	For the year ended December 31, 2016			For the year ended December 31, 2015
	Ordinary		Ordinary	Long-Term	Return
Portfolio	Income	Total	Income	Capital Gains	of Capital	Total
Power Dividend Index VIT Fund	$145,333	$145,333	$1,196,979	$2,240,027	$22,713	$3,459,719
Power Momentum Index VIT Fund	215,565	215,565	548,554	16,439,732	—	16,988,286

Power VIT Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
June 30, 2017

As of December 31, 2016, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Power Dividend Index VIT Fund	$150,888	$—	$(1,250,762)	$—	$(172,526)	$(1,272,400)
Power Momentum Index VIT Fund	1,033,459	505,178	—	—	2,889,647	4,428,284

The difference between book basis and tax basis, accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and straddles.

At December 31, 2016, the following Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-	Non-
	Expiring	Expiring
	Short-	Long-
Portfolio	Term	Term	Total

Power Dividend Index VIT Fund	$902,890	$347,872	$1,250,762
Power Momentum Index VIT Fund	—	—	—

6.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Power Momentum Index VIT Fund currently seeks to achieve its investment objective by investing a portion of its assets in the iShares 1-3 Year Treasury Bond ETF (the “iShares Fund”). The Power Momentum Index Fund may redeem its investments from the iShares Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Power Momentum Index Fund may be directly affected by the performance of the iShares Fund. The annual report of the iShares Fund, along with the report of the independent registered public accounting firm is included in the iShares Fund’s N-CSR available at www.sec.gov. As of June 30, 2017, the percentage of the Power Momentum Index Fund’s net assets invested in the iShares Fund was 25.3%.

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2017, Jefferson National Life Insurance Co. held approximately 100.0% of the voting securities of the Power Dividend Index VIT Fund and the Power Momentum Index VIT Fund.

8.	NEW ACCOUNTING PRONOUNCEMENT

On October 13, 2016 the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

9.	SUBSEQUENT EVENTS

Subsequent events have been evaluated after the date of the Statement of Assets and Liabilities through the date the consolidated financial statements were issued. Management has concluded that no events or transactions occurred requiring adjustment or disclosure in the consolidated financial statement.

Power VIT Funds
EXPENSE EXAMPLES (Unaudited)
June 30, 2017

As a shareholder of the Funds, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 through June 30, 2017.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolios’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, as well as other charges and expenses of the insurance contract, or separate account. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The Portfolio’s expenses shown do not reflect the charges and expenses of the insurance company separate accounts and if such expenses were included the costs would have been higher.

Hypothetical
(5% return before
			Actual		expenses)

	Fund’s		Ending	Expenses	Ending	Expenses
	Annualized	Beginning	Account	Paid	Account	Paid
	Expense	Account	Value	During	Value	During
	Ratio	Value 1/1/17	6/30/17	Period*	6/30/17	Period
Power Dividend Index VIT Fund	1.25%	$1,000.00	$1,025.10	$ 6.28	$1,018.60	$ 6.26
Power Momentum Index VIT Fund	1.25%	$1,000.00	$1,084.50	$ 6.46	$1,018.60	$ 6.26

*	Actual Expenses Paid During Period are equal to the Portfolio’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

Power VIT Funds
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2017

SHAREHOLDER VOTING RESULTS

At a Special Meeting of Shareholders of the Trust, held at the offices of GFS, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788, on Friday, April 21, 2017, Trust shareholders of record as of the close of business on March 6, 2017 voted to approve the following proposal:

Proposal 1: To approve a new Investment Advisory Agreement.

	Shares Voted	Shares Voted Against
	In Favor	or Abstentions
Power Dividend Index VIT Fund	684,962	227,831
Power Momentum Index VIT Fund	2,311,461	320,557

PRIVACY NOTICE

Northern Lights Variable Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS VARIABLE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Variable Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Variable Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Variable Trust

What we do:
How does Northern Lights Variable Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Variable Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Variable Trust doesn’t jointly market.

This Page Intentionally Left Blank

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-779-7462 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-779-7462.

INVESTMENT ADVISOR
W.E. Donoghue & Co., LLC.
629 Washington Street
Norwood, MA 02062

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Dr. Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)	Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/6/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/6/17

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 9/6/17